EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2017
EXPENSES BY NATURE
Schedule of expenses by nature

	01.01.2017	01.01.2016	01.01.2015
Details	12.31.2017	12.31.2016	12.31.2015
	ThCh$	ThCh$	ThCh$
Direct production costs	815,455,280	776,824,622	841,498,727
Payroll and employee benefits	287,458,526	288,293,137	296,611,242
Transportation and distribution	163,361,088	153,675,961	181,481,242
Marketing	29,209,904	39,981,813	43,676,871
Depreciation and amortization	99,163,891	97,334,452	100,632,332
Repairs and maintenance	34,253,824	34,511,508	33,732,510
Other expenses	181,249,647	173,168,224	164,164,860

Total	1,610,152,160	1,563,789,717	1,661,797,784

(1)	Corresponds to the addition of cost of sales, administration expenses and distribution cost.